Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Line Items]
Schedule of other payables

(DKK million)	2024	2023

Liabilities related to collaboration agreements	275	145
Staff cost liabilities	720	637
Accounts payable	644	330
Other liabilities	1,873	1,230

Total at December 31	3,512	2,342

Non-current other payables	30	35
Current other payables	3,482	2,307

Total at December 31	3,512	2,342

Parent Company | Reportable Legal Entities
Other Payables [Line Items]
Schedule of other payables

(DKK million)	2024	2023

Liabilities related to collaboration agreements	126	47
Staff cost liabilities	91	106
Accounts payable	187	107
Payable to subsidiaries	887	2,525
Other liabilities	1,068	862

Total at December 31	2,359	3,647

Non-current other payables	20	20
Current other payables	2,339	3,627

Total at December 31	2,359	3,647